Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2015
Distribution Date:	4/15/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds
Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2)- 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 mth BBSW + 0.65%	Float

Currently Outstanding under the Global Registered Covered Bond Program			$8,645,175,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$8,973,825,000

Total Outstanding			$17,619,000,000

OSFI Covered Bond Limit			$33,924,990,662

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL 6	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	3/31/2015
	Distribution Date:	4/15/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(2)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(3)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.

(2) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(3) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw  or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:		3/31/2015
	Distribution Date:		4/15/2015

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$8,645,175,000

A = Lesser of (i) LTV Adjusted Loan Balance and			15,010,325,191.85		A (i)	16,053,823,734.60
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	15,010,325,191.85
B = Principal Receipts up to Calculation Date not otherwise applied			-		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			-		Maximum Asset Percentage:	95.0%
D = Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Negative Carry Factor Calculation			185,777,112.95
Total: A + B + C + D + E - F			14,824,548,078.91

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			8,777,965,634

A = lesser of (i) Present Value of outstanding loan balance of			16,175,444,885.88		A (i)	16,175,444,885.88
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	29,051,018,144.97
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			16,175,444,885.88

Intercompany Loan Balance

Guarantee Loan			9,247,027,538.55
Demand Loan			7,347,115,222.67
Total			16,594,142,761.22

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
March 31, 2015	N/A		N/A

Portfolio Flow of Funds

	31-Mar-15		26-Feb-15
Cash Inflows
Principal Receipts	308,448,415.17		226,784,402.70
Sale of Loans	69,076,902.49		24,529,392.87
Revenue Receipts	47,247,123.75		39,666,984.64
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(46,916,242.95)	(6)	(39,391,861.62)	(7)
Purchase of Loans	-		(106,034,586.19)
Intercompany Loan Repayment	(377,525,317.66)	(6)	(145,279,209.38)	(7)
Distribution to Partners	(217,698,040.95)
Other Outflows(8)	(91.32)		(9,168.32)
Net Inflows/(Outflows)	(217,367,251.47)		265,954.70

1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of March, being 2.7817%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 14 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2014 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on April 17th, 2015.

(7) This amount was paid out on March 17th, 2015.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2015
Distribution Date:	4/15/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$16,419,369,634
Current Month Ending Balance	$16,042,368,140
Number of Mortgage Loans in Pool	94,520
Average Loan Size	$169,725
Number of Primary Borrowers	82,294
Number of Properties	83,900

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	52.91%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	65.68%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	80.92%
Weighted Average Seasoning of Loans in the Portfolio	29.21	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.06%
Weighted Average Original Term of Loans in the Portfolio	54.54	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	25.33	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	52.29	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	94,385	99.86%	16,014,703,524	99.83%
30 to 59 Days Past Due	115	0.12%	24,163,295	0.15%
60 to 89 Days Past Due	20	0.02%	3,501,321	0.02%
90 or More Days Past Due	-	0.00%	-	0.00%
Total	94,520	100.00%	16,042,368,140	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	10,084	10.67%	1,979,915,291	12.34%
British Columbia	12,187	12.89%	2,800,639,177	17.46%
Manitoba	2,370	2.51%	305,535,155	1.90%
New Brunswick	2,305	2.44%	211,809,215	1.32%
Newfoundland	2,186	2.31%	261,935,849	1.63%
Northwest Territories	19	0.02%	2,748,652	0.02%
Nova Scotia	3,527	3.73%	382,305,358	2.38%
Nunavut	-	0.00%	-	0.00%
Ontario	47,595	50.35%	8,197,894,331	51.10%
Prince Edward Island	579	0.61%	56,515,190	0.35%
Quebec	10,882	11.51%	1,381,076,158	8.61%
Saskatchewan	2,548	2.70%	414,947,065	2.59%
Yukon	238	0.25%	47,046,700	0.29%
Total	94,520	100.00%	16,042,368,140	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,494	1.58%	263,960,814	1.65%
599 or less	1,665	1.76%	265,515,699	1.66%
600 - 650	3,049	3.23%	533,978,133	3.33%
651 - 700	6,744	7.13%	1,229,994,437	7.67%
701 - 750	11,946	12.64%	2,177,114,542	13.57%
751 - 800	16,283	17.23%	2,934,421,223	18.29%
801 and Above	53,339	56.43%	8,637,383,292	53.84%
Total	94,520	100.00%	16,042,368,140	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recenly determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) Refer to footnote (5) on page 3 of this Investor Report.

(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2015
Distribution Date:	4/15/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	75,368	79.74%	12,730,137,236	79.35%
Variable	19,152	20.26%	3,312,230,904	20.65%
Total	94,520	100.00%	16,042,368,140	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	81,556	86.28%	13,039,765,220	81.28%
Non-STEP	12,964	13.72%	3,002,602,920	18.72%
Total	94,520	100.00%	16,042,368,140	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,962	3.13%	547,242,792	3.41%
Owner Occupied	91,558	96.87%	15,495,125,348	96.59%
Total	94,520	100.00%	16,042,368,140	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	74,404	78.72%	13,099,006,051	81.65%
3.5000 - 3.9999	14,684	15.54%	2,233,818,545	13.92%
4.0000 - 4.4999	3,854	4.08%	521,272,005	3.25%
4.5000 - 4.9999	1,005	1.06%	125,602,321	0.78%
5.0000 - 5.4999	394	0.42%	42,744,572	0.27%
5.5000 - 5.9999	94	0.10%	9,178,854	0.06%
6.0000 - 6.4999	72	0.08%	9,180,959	0.06%
6.5000 - 6.9999	10	0.01%	1,375,189	0.01%
7.0000 - 7.4999	2	0.00%	109,555	0.00%
7.5000 - 7.9999	1	0.00%	80,090	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	94,520	100.00%	16,042,368,140	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	11,544	12.21%	646,789,775	4.03%
20.01-25.00	4,605	4.87%	460,971,252	2.87%
25.01-30.00	5,104	5.40%	607,031,198	3.78%
30.01-35.00	5,819	6.16%	794,372,026	4.95%
35.01-40.00	5,909	6.25%	904,593,411	5.64%
40.01-45.00	6,316	6.68%	1,043,967,481	6.51%
45.01-50.00	7,148	7.56%	1,336,257,043	8.33%
50.01-55.00	8,372	8.86%	1,678,295,489	10.46%
55.01-60.00	10,399	11.00%	2,205,979,570	13.75%
60.01-65.00	11,105	11.75%	2,512,633,370	15.66%
65.01-70.00	9,290	9.83%	2,038,630,317	12.71%
70.01-75.00	5,662	5.99%	1,154,383,412	7.20%
75.01-80.00	2,723	2.88%	557,465,921	3.47%
80.01 and Above	524	0.55%	100,997,874	0.63%
Total	94,520	100.00%	16,042,368,140	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2015
Distribution Date:	4/15/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,418	13.14%	1,715,895,088	10.70%
12.00 - 23.99	31,315	33.13%	5,129,556,721	31.98%
24.00 - 35.99	41,745	44.17%	7,749,615,238	48.31%
36.00 - 41.99	1,465	1.55%	178,443,554	1.11%
42.00 - 47.99	1,396	1.48%	222,696,688	1.39%
48.00 - 53.99	1,353	1.43%	248,913,385	1.55%
54.00 - 59.99	3,018	3.19%	481,358,714	3.00%
60.00 - 65.99	966	1.02%	157,615,081	0.98%
66.00 - 71.99	135	0.14%	26,793,689	0.17%
72.00 and Above	709	0.75%	131,479,984	0.82%
Total	94,520	100.00%	16,042,368,140	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	33,500	35.44%	1,870,632,724	11.66%
100,000 - 149,999	18,045	19.09%	2,245,341,227	14.00%
150,000 - 199,999	14,199	15.02%	2,467,109,888	15.38%
200,000 - 249,999	9,910	10.48%	2,216,063,438	13.81%
250,000 - 299,999	6,795	7.19%	1,856,162,619	11.57%
300,000 - 349,999	4,129	4.37%	1,335,348,095	8.32%
350,000 - 399,999	2,687	2.84%	1,002,650,023	6.25%
400,000 - 449,999	1,545	1.63%	653,484,677	4.07%
450,000 - 499,999	1,154	1.22%	546,180,008	3.40%
500,000 - 549,999	681	0.72%	356,756,989	2.22%
550,000 - 599,999	459	0.49%	262,393,543	1.64%
600,000 - 649,999	306	0.32%	191,209,763	1.19%
650,000 - 699,999	215	0.23%	144,581,874	0.90%
700,000 - 749,999	153	0.16%	110,827,951	0.69%
750,000 - 799,999	128	0.14%	99,146,291	0.62%
800,000 - 849,999	106	0.11%	87,441,350	0.55%
850,000 - 899,999	98	0.10%	85,318,574	0.53%
900,000 - 949,999	67	0.07%	61,991,462	0.39%
950,000 - 999,999	51	0.05%	49,770,112	0.31%
1,000,000 or Greater	292	0.31%	399,957,533	2.49%
Total	94,520	100.00%	16,042,368,140	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	10,283	10.88%	1,546,949,585	9.64%
Single Family	82,865	87.67%	14,249,065,247	88.82%
Multi Family	1,176	1.24%	215,591,408	1.34%
Other	196	0.21%	30,761,900	0.19%
Total	94,520	100.00%	16,042,368,140	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2015
Distribution Date:	4/15/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	66,920,665	51,426,667	66,959,633	97,779,772	105,725,334	115,665,958	157,563,843	187,555,670	226,417,060	340,900,905	312,780,522	173,693,077	59,580,732	16,945,455	1,979,915,291	12.34%
Alberta	Current and Less Than 30 Days Past Due	66,710,316	51,426,667	66,959,633	97,607,377	105,548,131	115,628,382	157,472,451	186,712,780	226,417,060	340,418,760	312,780,522	172,996,503	59,580,732	16,945,455	1,977,204,768	99.86%
Alberta	30 to 59 Days Past Due	86,599	-	-	172,395	177,203	-	91,392	842,891	-	482,145	-	199,639	-	-	2,052,263	0.10%
Alberta	60 to 89 Days Past Due	123,750	-	-	-	-	37,576	-	-	-	-	-	496,935	-	-	658,261	0.03%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	148,428,798	100,107,733	133,217,395	160,663,618	181,902,868	220,008,785	275,705,179	315,821,202	388,779,895	418,927,899	335,784,461	85,664,676	32,922,842	2,703,826	2,800,639,177	17.46%
	Current and Less Than 30 Days Past Due	148,391,772	100,024,294	132,960,378	159,327,999	181,902,868	219,515,614	275,370,163	313,906,859	387,684,844	418,266,848	334,972,165	85,664,676	32,922,842	2,703,826	2,793,615,149	99.75%
British Columbia	30 to 59 Days Past Due	37,026	83,439	257,017	1,335,619	-	493,171	335,016	1,914,343	870,231	661,051	710,070	-	-	-	6,696,983	0.24%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	224,819	-	102,226	-	-	-	327,046	0.01%
British Columbia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	5,906,923	4,963,256	7,975,882	8,837,581	11,812,396	14,306,929	19,380,634	23,595,464	29,462,962	36,504,825	55,742,498	57,325,808	27,903,477	1,816,520	305,535,155	1.90%
Manitoba	Current and Less Than 30 Days Past Due	5,906,923	4,963,256	7,975,882	8,837,581	11,812,396	14,306,929	19,380,634	23,595,464	29,462,962	36,504,825	55,742,498	57,325,808	27,903,477	1,816,520	305,535,155	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	5,898,504	4,192,710	5,985,704	8,556,473	8,526,001	11,358,901	12,589,498	18,494,205	22,354,158	34,381,166	54,620,019	20,042,369	3,705,321	1,104,184	211,809,215	1.32%
New Brunswick	Current and Less Than 30 Days Past Due	5,875,709	4,192,710	5,985,704	8,556,473	8,526,001	11,358,901	12,589,498	18,494,205	22,315,255	34,291,316	54,536,283	20,042,369	3,705,321	1,104,184	211,573,931	99.89%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	38,903	89,850	83,736	-	-	-	212,488	0.10%
New Brunswick	60 to 89 Days Past Due	22,796	-	-	-	-	-	-	-	-	-	-	-	-	-	22,796	0.01%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	7,526,464	5,426,208	6,374,404	8,298,679	7,798,166	15,341,402	18,523,671	25,573,467	26,593,574	39,418,090	51,259,184	46,068,172	3,499,315	235,051	261,935,849	1.63%
Newfoundland	Current and Less Than 30 Days Past Due	7,526,464	5,426,208	6,374,404	8,298,679	7,798,166	15,341,402	18,523,671	25,573,467	26,593,574	39,418,090	51,259,184	46,068,172	3,499,315	235,051	261,935,849	100.00%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	161,213	83,387	95,814	363,103	380,929	-	346,768	-	142,719	185,525	281,701	316,437	-	391,056	2,748,652	0.02%
North West Territories	Current and Less Than 30 Days Past Due	161,213	83,387	95,814	363,103	380,929	-	346,768	-	142,719	185,525	281,701	316,437	-	391,056	2,748,652	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	10,844,584	9,019,809	10,843,790	12,479,051	17,791,016	19,883,046	23,689,894	30,128,964	32,986,208	45,510,040	66,036,436	74,311,719	24,196,005	4,584,795	382,305,358	2.38%
Nova Scotia	Current and Less Than 30 Days Past Due	10,840,773	9,019,809	10,799,032	12,414,480	17,435,029	19,883,046	23,689,894	30,128,964	32,986,208	45,510,040	66,036,436	74,177,587	23,960,891	4,584,795	381,466,985	99.78%
Nova Scotia	30 to 59 Days Past Due	3,811	-	44,758	64,571	355,987	-	-	-	-	-	-	134,131	235,115	-	838,373	0.22%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	340,764,306	242,090,373	322,050,932	411,950,797	476,182,334	544,821,510	707,057,967	931,723,657	1,305,990,910	1,387,699,973	899,339,290	408,079,269	192,677,775	27,465,238	8,197,894,331	51.10%
Ontario	Current and Less Than 30 Days Past Due	340,590,958	241,623,040	320,469,725	410,379,047	475,075,417	544,273,999	706,888,622	929,729,373	1,304,699,762	1,384,163,949	898,320,799	407,444,133	192,422,337	27,465,238	8,183,546,398	99.82%
Ontario	30 to 59 Days Past Due	173,348	467,333	1,581,207	1,571,749	847,557	339,519	169,345	1,730,165	1,291,148	3,197,277	905,766	362,344	255,439	-	12,892,196	0.16%
Ontario	60 to 89 Days Past Due	-	-	-	-	259,360	207,992	-	264,120	-	338,747	112,726	272,792	-	-	1,455,737	0.02%
Ontario	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	1,538,060	843,691	1,602,487	2,515,165	2,661,672	2,993,005	3,119,789	4,163,062	6,834,468	10,428,745	9,961,248	7,246,979	2,442,179	164,640	56,515,190	0.35%
Prince Edward Island	Current and Less Than 30 Days Past Due	1,538,060	843,691	1,602,487	2,515,165	2,661,672	2,993,005	3,119,789	4,163,062	6,834,468	10,353,594	9,961,248	7,246,979	2,442,179	164,640	56,440,039	99.87%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	75,151	-	-	-	-	75,151	0.13%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	46,503,799	33,593,822	40,695,374	65,623,564	74,204,902	79,451,847	87,841,891	102,554,831	121,068,418	132,370,784	179,329,718	225,372,234	176,094,960	16,370,014	1,381,076,158	8.61%
Quebec	Current and Less Than 30 Days Past Due	46,360,350	33,565,583	40,695,374	65,623,564	73,881,003	79,273,329	87,808,787	102,401,477	120,941,298	132,134,724	179,329,718	224,730,766	175,678,569	16,370,014	1,378,794,556	99.83%
Quebec	30 to 59 Days Past Due	21,516	28,239	-	-	-	178,517	33,104	-	127,120	236,060	-	354,893	416,391	-	1,395,841	0.10%
Quebec	60 to 89 Days Past Due	121,933	-	-	-	323,899	-	-	153,353	-	-	-	286,575	-	-	885,760	0.06%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	12,063,536	8,657,597	10,678,540	16,563,901	16,680,432	19,365,356	29,283,090	36,008,700	43,512,898	64,734,175	69,701,324	52,351,740	31,039,281	4,306,495	414,947,065	2.59%
Saskatchewan	Current and Less Than 30 Days Past Due	12,027,844	8,657,597	10,678,540	16,563,901	16,680,432	19,249,327	29,283,090	36,008,700	43,512,898	64,734,175	69,701,324	52,351,740	31,039,281	4,306,495	414,795,343	99.96%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	35,692	-	-	-	-	116,029	-	-	-	-	-	-	-	-	151,721	0.04%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	232,923	565,998	551,244	740,322	927,361	770,742	1,154,819	2,676,267	1,836,300	1,571,242	3,793,915	3,910,931	3,404,033	24,910,602	47,046,700	0.29%
Yukon	Current and Less Than 30 Days Past Due	232,923	565,998	551,244	740,322	927,361	770,742	1,154,819	2,676,267	1,836,300	1,571,242	3,793,915	3,910,931	3,404,033	24,910,602	47,046,700	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	646,789,775	460,971,252	607,031,198	794,372,026	904,593,411	1,043,967,481	1,336,257,043	1,678,295,489	2,205,979,570	2,512,633,370	2,038,630,317	1,154,383,412	557,465,921	100,997,874	16,042,368,140	100.00%
	Current and Less Than 30 Days Past Due	646,163,305	460,392,240	605,148,216	791,227,692	902,629,404	1,042,594,676	1,335,628,185	1,673,390,617	2,203,427,349	2,507,553,090	2,036,715,794	1,152,276,102	556,558,977	100,997,874	16,014,703,524	99.83%
	30 to 59 Days Past Due	322,299	579,011	1,882,982	3,144,334	1,380,747	1,011,208	628,858	4,487,398	2,327,401	4,741,533	1,699,571	1,051,008	906,944	-	24,163,295	0.15%
	60 to 89 Days Past Due	304,171	-	-	-	583,260	361,597	-	417,473	224,819	338,747	214,952	1,056,302	-	-	3,501,321	0.02%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2015
Distribution Date:	4/15/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	8,665,067	4,998,232	10,933,589	17,701,524	12,978,313	18,817,125	21,309,057	29,868,582	39,386,022	38,538,728	29,674,841	18,368,408	11,726,378	994,950	263,960,814	1.65%
<=599	5,222,267	5,173,994	5,379,571	8,748,967	11,325,363	12,527,863	14,676,836	23,254,907	35,745,570	49,114,875	50,637,722	27,166,982	14,190,579	2,350,200	265,515,699	1.66%
600-650	9,694,885	6,865,168	13,355,819	19,672,141	20,290,223	25,357,020	31,687,480	44,848,733	82,130,143	95,438,171	101,140,788	53,080,405	27,688,653	2,728,504	533,978,133	3.33%
651-700	27,195,273	20,568,091	32,042,711	39,894,473	47,380,339	61,920,994	78,774,043	121,400,960	176,086,828	235,684,303	212,585,899	112,287,125	56,277,977	7,895,421	1,229,994,437	7.67%
701-750	58,109,658	45,793,274	59,908,472	86,139,923	99,364,831	113,018,883	151,473,013	228,552,130	324,438,509	389,844,853	316,813,733	189,161,171	94,571,344	19,924,747	2,177,114,542	13.57%
751-800	83,272,128	64,082,694	90,020,401	131,112,379	138,395,135	170,761,401	244,163,480	317,426,057	421,344,974	510,199,834	403,406,226	232,330,028	109,316,494	18,589,992	2,934,421,223	18.29%
>800	454,630,496	313,489,798	395,390,636	491,102,620	574,859,208	641,564,195	794,173,133	912,944,120	1,126,847,524	1,193,812,605	924,371,108	521,989,292	243,694,497	48,514,060	8,637,383,292	53.84%
Total	646,789,775	460,971,252	607,031,198	794,372,026	904,593,411	1,043,967,481	1,336,257,043	1,678,295,489	2,205,979,570	2,512,633,370	2,038,630,317	1,154,383,412	557,465,921	100,997,874	16,042,368,140	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.